CAPITAL STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
CAPITAL STOCK

NOTE 8 – CAPITAL STOCK

Preferred Stock

The Company is authorized to issue up to 10,000,000 shares of “blank check” preferred stock, $0.0001 par value. All preferred stock was undesignated as of September 30, 2023 and December 31, 2022.

Common Stock

The Company is authorized to issue 200,000,000 shares of common stock, par value $0.0001 per share, of which 16,789,500 shares were issued and outstanding at September 30, 2023 and 13,365,000 were issued and outstanding at December 31, 2022.

On August 8, 2022, the Company began a private placement of up to $2,000,000 of units (the “Units”), each consisting of one share of common stock (the “Shares”) and a warrant to purchase one share of common stock (the “Warrants”), at a price of $1.00 per Unit. The Warrants have a five-year term and an exercise price of $1.00 per share, for which cash would need to be remitted to us for exercise in the event that the shares underlying the warrants have been registered, otherwise the Warrants are exercisable on either a cash basis or a cashless basis. The offering of the Units is referred to as the “Offering.” The Units were offered by the Company only to investors that qualify as “accredited investors,” as that term is defined in Rule 501(a) of Regulation D promulgated by the SEC under the Securities Act of 1933, as amended (the “Securities Act”). The price of the Units was determined by the Company and such price did not necessarily bear any relation to the book value or other recognized criteria of value of the Company.

The Offering commenced on August 8, 2022 and the Company sold 2,000,000 Units at $1.00 per Unit to 23 investors in exchange for $2,000,000 in gross proceeds from the investors, and subsequently issued the investors 2,000,000 Shares and 2,000,000 Warrants between August 16, 2022 and December 31, 2022. As of December 31, 2022, the fair value of Warrants outstanding to investors was $1,438,299. Because the Warrants vested immediately the fair value was assessed on the date of grant.

On September 6, 2022, we entered into a Consulting Agreement with PHX Global, LLC (“PHX”), which is owned by Peter “Casey” Jensen, who is a member of the Board of Directors of AMIH and a related party. Pursuant to the Consulting Agreement, PHX agreed to provide consulting and general business advisory services as reasonably requested by the Company during the term of the agreement, which was for 12 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued PHX 50,000 shares of restricted common stock. The agreement contains customary confidentiality and non-solicitation provisions. The shares were valued at $0.28 per share for a total of $13,921.

On September 6, 2022, we entered into a Consulting Agreement with Ezekiel Elliott (“Elliott”), currently a professional football player in the National Football League, to provide consulting and general business advisory services as reasonably requested by the Company during the term of the agreement, which was for 12 months unless otherwise earlier terminated due to breach of the agreement by either party and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued Elliott 100,000 shares of restricted common stock. The agreement contains customary confidentiality and non-solicitation provisions. The shares were valued at $0.28 per share for a total of $27,842.

On September 15, 2022, we entered into a Consulting Agreement with David Sandler, an individual (“Sandler”), to provide consulting and general business advisory services as reasonably requested by the Company during the term of the agreement, which was for six months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued Sandler 10,000 shares of restricted common stock. The agreement contains customary confidentiality and non-solicitation provisions. The shares were valued at $0.28 per share for a total of $2,784.

On September 15, 2022, we entered into a Consulting Agreement with Hsiaoching Chou, an individual (“Chou”), to provide consulting and general business advisory services as reasonably requested by the Company during the term of the agreement, which was for six months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued Chou 5,000 shares of restricted common stock. The agreement contains customary confidentiality and non-solicitation provisions. The shares were valued at $0.28 per share for a total of $1,392.

On September 22, 2022, we entered into a service agreement with Greentree Financial Group, Inc. (“Greentree” and the “Service Agreement”). Pursuant to the Service Agreement, Greentree agreed to perform the following services: (a) bookkeeping services for the Company for the period from October 1, 2022 through June 30, 2023; (b) advice and assistance to the Company in connection with the conversion of its financial reporting systems, including its projected financial statements, to a format that is consistent with US GAAP; (c) assistance to the Company with compliance filings for the quarters ended September 30, 2022, March 31, 2023, June 30, 2023 and the year ended December 31, 2022, including the structure and entries as well as assistance with US GAAP footnotes; (d) reviewing, and providing advice to the Company on, all documents and accounting systems relating to its finances and transactions, with the purpose of bringing such documents and systems into compliance with US GAAP or disclosures required by the SEC; and (e) providing necessary consulting services and support as a liaison for the Company to third party service providers, including coordination amongst the Company and its attorneys, CPAs and transfer agent. Since February 2015, Mr. Eugene (Gene) M. Johnston, our Chief Financial Officer (who was appointed October 1, 2022) has served as an Audit Manager for Greentree.

The Company agreed to issue Greentree 100,000 shares of the Company’s restricted common stock upon the parties’ entry into the agreement, and to pay Greentree $50,000 in cash, payable as follows: (a) $12,500 on or before September 30, 2022; (b) $12,500 on or before December 31, 2022; (c) $12,500 or before March 31, 2023; and (d) $12,500 on or before June 30, 2023. We also agreed to include the 100,000 shares of common stock issued to Greentree in the Resale Prospectus, which shares of common stock are included therein, and to reimburse Greentree for its reasonable out-of-pocket expenses incurred in connection with Greentree’s activities under the agreement, including the reasonable fees and travel expenses for the meetings on behalf of the Company. The Service Agreement includes customary indemnification obligations requiring the Company to indemnify Greentree and its affiliates with regard to certain matters. The shares were valued at $0.28 per share for a total of $27,842.

On October 1, 2022, the Company executed a Summary of Terms and Conditions (“Offer Letter”) with Gene Johnston (“Johnston”) appointing Johnston to serve as the Company’s Chief Financial Officer on a full-time basis for a term of 12 months. Pursuant to the Offer Letter, the Company issued Johnston 150,000 shares of the Company’s restricted stock and vest over a 6-month period at the rate of 25,000 shares per month with the first 25,000 shares vesting on November 1, 2022. Johnston is eligible to participate in any of the Company’s future sponsored benefit plans, including but not limited to, health insurance benefits, 401k, stock option or restricted stock grants, and other fringe benefits, once established, and no earlier than the first of the month following 105 days of Johnston’s start date. Johnston is also eligible to receive equity incentive grants or cash bonus awards as determined by the Company’s Board (or a committee of the Board) in their sole discretion. The shares were valued at $0.28 per share for a total of $41,763. Mr. Johnston is a related party.

On October 13, 2022, the Company entered into Director Offer Letter agreements with each of Alex Hamilton (“Hamilton”), Dr. Kenny Myers (“Myers”) and Lorraine D’Alessio (“Alessio), compensating each of them with 75,000 shares of restricted common stock (for a total of 225,000 shares) (the “Director Shares”). The Director Shares were issued under the Company’s 2022 Equity Incentive Plan (the “2022 Plan”), with the following vesting schedule: 1/3 of the Director Shares vested on October 14, 2022, and the remaining Director Shares will vest annually in one-third increments commencing on the first anniversary date thereof. The shares were valued at $0.28 per share for a total of $20,881. These individuals are related parties.

On October 14, 2022, the Company issued its Project Manager, Joan Arango, 25,000 shares of restricted common stock under the 2022 Plan. The shares were issued to Ms. Arango as a bonus for services rendered to date. Ms. Arango is the sister of the Company’s President and Chief Operating Officer, Jonathan Arango. The shares were valued at $0.28 per share for a total of $7,204. Ms. Arango is a related party.

On November 1, 2022, we entered into a Consulting Agreement with White Unicorn, LLC (“White Unicorn”), to provide business advisory services related to product packaging, strategic marketing, branding, advertising and future product development as reasonably requested by the Company during the term of the agreement, which is for 12 months unless otherwise earlier terminated due to breach of the agreement by either party and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued White Unicorn 100,000 shares of restricted common stock. The agreement contains customary confidentiality and non-solicitation provisions. The shares were valued at $0.28 per share for a total of $28,816.

On December 9, 2022, we entered into a Consulting Agreement with Global Career Networks, Inc. (“Global”) to provide marketing services as reasonably requested by the Company during the term of the agreement, which was for six months unless otherwise earlier terminated due to breach of the agreement by either party and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued Global 100,000 shares of restricted common stock. The agreement contains customary confidentiality and non-solicitation provisions. The shares were valued at $0.28 per share for a total of $28,816.

On December 21, 2022, we entered into a Consulting Agreement with Chartered Services, LLC (“Chartered Services”), to provide strategic marketing services for advertising and consulting, product distribution, digital marketing and identifying creative and constructive brand awareness to the Company during the term of the agreement, which was for six months unless otherwise earlier terminated due to breach of the agreement by either party and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company agreed to pay Chartered Services $150,000 in cash (with $75,000 payable upon entry into the agreement and $75,000 payable on January 31, 2023) and issued Chartered Services 250,000 shares of restricted common stock. The agreement contains customary confidentiality and non-solicitation provisions. The shares were valued at $0.28 per share for a total of $72,039.

On January 3, 2023, we entered into a Consulting Agreement with DojoLabs Group, Inc. (“DojoLabs”), to provide various strategic marketing related services to the Company pursuant to a defined scope of work during the term of the agreement, which is the earlier of a) all deliverables being received by the Company pursuant to the scope of work, or b) if terminated due to breach of the agreement by either party and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company agreed to pay DojoLabs $100,000 in cash and issued DojoLabs 50,000 shares of restricted common stock with registration rights and fully vest upon the completion of all work performed under the scope of work. The agreement contains customary confidentiality and non-solicitation provisions. The shares were valued at $1.00 per share for a total of $100,000.

On January 6, 2023, we entered into a Consulting Agreement with Bethor, Ltd. (“Bethor”), to provide strategic advisory services to the Company during the term of the agreement, which is for 12 months unless otherwise earlier terminated due to breach of the agreement by either party and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued Bethor 250,000 shares of restricted common stock with registration rights. The agreement contains customary confidentiality and non-solicitation provisions. The shares were valued at $1.00 per share for a total of $250,000.

On January 6, 2023, the Company established an advisory board (the “Advisory Board”) and approved and adopted a charter (the “Advisory Board Charter”) to govern the Advisory Board. Pursuant to the Advisory Board Charter, the Advisory Board shall be comprised of a minimum of two (2) members, all of whom shall be appointed and subject to removal by the Board of Directors at any time. In addition to the enumerated responsibilities of the Advisory Board in the Advisory Board Charter, the primary function of the Advisory Board is to assist the Board of Directors in its general oversight of the Company’s development of new business ventures and strategic planning.

In connection with the establishment of the Advisory Board, the Board of Directors appointed Dr. Brian Rudman (“Dr. Rudman”) and Mr. Jarrett Boon (“Mr. Boon”), both of whom are independent, non-Board members and non-Company employees, to the Advisory Board. Dr. Rudman will serve as Chairman of the Advisory Board.

In connection with Dr. Rudman’s appointment to the Advisory Board, the Company entered into an Advisor Agreement (the “Dr. Rudman Consulting Agreement”), dated effective January 6, 2023, with Dr. Rudman, whereby the Company agreed to issue Dr. Rudman 25,000 shares of the Company’s restricted common stock, pay Dr. Rudman $2,000 per month in cash, and reimburse Dr. Rudman for reasonable out-of-pocket expenses, including, without limitation, travel expenses incurred by him in connection with the Company’s requests of the performance of his duties to the Company in service on the Advisory Board. The shares were valued at $1.00 per share for a total of $25,000.

In connection with Mr. Boon’s appointment to the Advisory Board, the Company entered into an Advisor Agreement (the “Mr. Boon Consulting Agreement”), dated effective January 6, 2023, with Mr. Boon, whereby the Company agreed to issue Mr. Boon 25,000 shares of the Company’s restricted common stock and to reimburse Mr. Boon for reasonable out-of-pocket expenses, including, without limitation, travel expenses incurred by him in connection with the Company’s requests of the performance of his duties to the Company in service on the Advisory Board. The shares were valued at $1.00 per share for a total of $25,000.

On January 24, 2023, we entered into Consulting Agreements with four consultants to the Company: (1) Sultan Haroon; (2) John Helfrich; (3) Justin Baker; and (4) Maja Matthews, each of whom is also an employee of Epiq Scripts. Pursuant to the Consulting Agreements, the Consultants agreed to provide us services related to the research, development, packaging and marketing for additional pharmaceutical and other over-the-counter related products during the term of each agreement, which each have a term of 18 months unless otherwise earlier terminated due to breach of the agreement by either party and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued an aggregate of 350,000 shares of common stock to the consultants as follows: (1) Sultan Haroon 150,000 shares of restricted common stock; (2) John Helfrich 25,000 shares of restricted common stock; (3) Justin Baker 25,000 shares of restricted common stock; and (4) Maja Matthews 150,000 shares of restricted common stock. The shares issued to Haroon and Matthews vest at the rate of 50,000 shares upon entry into the agreement, 50,000 shares upon the Company’s successful launch of a new product category, and 50,000 shares upon the Company’s successful launch of a second and additional new product category, in each case prior to the 18-month anniversary of the applicable agreement. The shares issued to Helfrich and Baker vest at the rate of 10,000 shares upon entry into the agreement, 7,500 shares upon the Company’s successful launch of a new product category, and 7,500 shares upon the Company’s successful launch of a second and additional new product category, in each case prior to the 18-month anniversary of the applicable agreement. Any shares not vested by the eighteen-month anniversary of the applicable agreement are forfeited. The agreement contains customary confidentiality and non-solicitation provisions. The shares were valued at $1.00 per share for a total of $350,000.

On March 22, 2023, the Company sold 1,250,000 shares of its common stock at a price of $4.00 per share to investors in connection with its IPO for gross proceeds of $5,000,000.

On April 24, 2023, a warrant holder exercised private placement Warrants to purchase 100,000 shares of common stock with an exercise price of $1.00 per share in consideration for $100,000 in cash. The shares of common stock issuable upon exercise of the warrants were registered under the Securities Act.

On April 25, 2023, a warrant holder exercised private placement Warrants to purchase 100,000 shares of common stock with an exercise price of $1.00 per share in consideration for $100,000 in cash. The shares of common stock issuable upon exercise of the warrants were registered under the Securities Act.

On April 25, 2023, a warrant holder exercised private placement Warrants to purchase 25,000 shares of common stock with an exercise price of $1.00 per share in consideration for $25,000 in cash. The shares of common stock issuable upon exercise of the warrants were registered under the Securities Act.

On April 25, 2023, a warrant holder exercised private placement Warrants to purchase 25,000 shares of common stock with an exercise price of $1.00 per share in consideration for $25,000 in cash. The shares of common stock issuable upon exercise of the warrants were registered under the Securities Act.

On April 25, 2023, a warrant holder exercised private placement Warrants to purchase 75,000 shares of common stock with an exercise price of $1.00 per share in consideration for $75,000 in cash. The shares of common stock issuable upon exercise of the warrants were registered under the Securities Act.

On April 26, 2023, a warrant holder exercised private placement Warrants to purchase 100,000 shares of common stock with an exercise price of $1.00 per share in consideration for $100,000 in cash. The shares of common stock issuable upon exercise of the warrants were registered under the Securities Act.

On May 1, 2023, a warrant holder exercised private placement Warrants to purchase 25,000 shares of common stock with an exercise price of $1.00 per share in consideration for $25,000 in cash. The shares of common stock issuable upon exercise of the warrants were registered under the Securities Act.

On and effective on May 1, 2023, the Company entered into an Employment Agreement with Mrs. Amanda Hammer (the “Employment Agreement”). The Employment Agreement provides for Mrs. Hammer to serve as Chief Operating Officer of the Company for an initial three-year term extending through May 1, 2026, provided that the agreement automatically renews for additional one-year terms thereafter in the event neither party provides the other at least 60 days prior notice of their intention not to renew the terms of the agreement. The agreement provides for Mrs. Hammer to receive an annual salary of $150,000 per year. The Employment Agreement also required the Company to grant Mrs. Hammer a sign-on bonus of (a) 75,000 restricted shares of common stock of the Company, vested in full upon issuance, and (b) options to purchase an additional 150,000 shares of common stock of the Company, under the Company’s 2022 Equity Incentive Plan (the “Plan”), with an exercise price of the greater of (i) $1.10 per share; and (ii) the closing sales price of the Company’s common stock on the Nasdaq Capital Market on the date the Employment Agreement and the grant is approved by the Board (which date was May 1, 2023), and which exercise price was $1.00 per share, with options to purchase 50,000 shares vesting every twelve months that the Employment Agreement is in effect, subject to the terms of the Plan. The options are exercisable for a period of ten years and are documented by a separate option agreement entered into by the Company and Mrs. Hammer.

On May 1, 2023, we entered into a Software Development Agreement with Redlime Solutions, Inc. (“Redlime”) to provide software development services during the term of the agreement, which is for twelve months. In consideration for agreeing to provide the services under the agreement, the Company agreed to pay Redlime $300,000 in cash and issue Redlime 180,000 shares of restricted common stock. The shares were valued at $1.00 per share for a total of $180,000.

On May 25, 2023, the Board of Directors appointed Mr. Aaron Andrew (“Mr. Andrew”), an independent, non-Board member and non-Company employee, to the Advisory Board. In connection with Mr. Andrew’s appointment to the Advisory Board, the Company entered into an Advisor Agreement (the “Mr. Andrew Consulting Agreement”), dated effective May 25, 2023, with Mr. Andrew, whereby the Company agreed to issue Mr. Andrew 50,000 shares of the Company’s restricted common stock under the 2022 Plan and to reimburse Mr. Andrew for reasonable out-of-pocket expenses, including, without limitation, travel expenses incurred by him in connection with the Company’s requests of the performance of his duties to the Company in service on the Advisory Board. The shares were valued at $1.10 per share for a total of $55,000.

On June 1, 2023, we entered into a Consulting Agreement with Major Dodge (“Major”), to provide acting and production related services to the Company during the term of the agreement, which is for 12 months unless otherwise earlier terminated due to breach of the agreement by either party and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued Major 20,000 shares of restricted common stock under the 2022 Plan. The agreement contains customary confidentiality and non-solicitation provisions. The shares were valued at $1.10 per share for a total of $22,000.

On June 1, 2023, we entered into a Production and Broadcasting Agreement with New To The Street Group, LLC (“New To The Street”), to provide production, broadcasting and other marketing related services to the Company during the term of the agreement, which was for 3 months unless otherwise earlier terminated. In consideration for agreeing to provide the services under the agreement, the Company issued New To The Street 50,000 shares of restricted common stock and agreed to pay New To The Street a monthly cash payment of $5,000. The shares were valued at $1.10 per share for a total of $55,000.

On June 6, 2023, a warrant holder exercised private placement Warrants to purchase 150,000 shares of common stock with an exercise price of $1.00 per share in consideration for $150,000 in cash. The shares of common stock issuable upon exercise of the warrants were registered under the Securities Act.

On June 7, 2023, a warrant holder exercised private placement Warrants to purchase 75,000 shares of common stock with an exercise price of $1.00 per share in consideration for $75,000 in cash. The shares of common stock issuable upon exercise of the warrants were registered under the Securities Act.

On June 8, 2023, a warrant holder exercised private placement Warrants to purchase 24,500 shares of common stock with an exercise price of $1.00 per share in consideration for $24,500 in cash. The shares of common stock issuable upon exercise of the warrants were registered under the Securities Act.

On June 21, 2023, a warrant holder exercised private placement Warrants to purchase 100,000 shares of common stock with an exercise price of $1.00 per share in consideration for $100,000 in cash. The shares of common stock issuable upon exercise of the warrants were registered under the Securities Act.

On June 22, 2023, a warrant holder exercised private placement Warrants to purchase 100,000 shares of common stock with an exercise price of $1.00 per share in consideration for $100,000 in cash. The shares of common stock issuable upon exercise of the warrants were registered under the Securities Act.

On June 22, 2023, a warrant holder exercised private placement Warrants to purchase 25,000 shares of common stock with an exercise price of $1.00 per share in consideration for $25,000 in cash. The shares of common stock issuable upon exercise of the warrants were registered under the Securities Act.

On June 27, 2023, a warrant holder exercised private placement Warrants to purchase 100,000 shares of common stock with an exercise price of $1.00 per share in consideration for $100,000 in cash. The shares of common stock issuable upon exercise of the warrants were registered under the Securities Act.

On September 1, 2023, we entered into a service agreement with Greentree Financial Group, Inc. (“Greentree” and the “Service Agreement”). Pursuant to the Service Agreement, Greentree agreed to perform the following services: (a) bookkeeping services for the Company for the period from October 1, 2023 through September 30, 2024; (b) advice and assistance to the Company in connection with the conversion of its financial reporting systems, including its projected financial statements, to a format that is consistent with US GAAP; (c) assistance to the Company with compliance filings for the quarters ended September 30, 2023, March 31, 2024, June 30, 2024 and the year ended December 31, 2023, including the structure and entries as well as assistance with US GAAP footnotes; (d) reviewing, and providing advice to the Company on, all documents and accounting systems relating to its finances and transactions, with the purpose of bringing such documents and systems into compliance with US GAAP or disclosures required by the SEC; and (e) providing necessary consulting services and support as a liaison for the Company to third party service providers, including coordination amongst the Company and its attorneys, CPAs and transfer agent. Since February 2015, Mr. Eugene (Gene) M. Johnston, our Chief Financial Officer (who was appointed October 1, 2022) has served as an Audit Manager for Greentree.

The Company agreed to issue Greentree 75,000 shares of the Company’s restricted common stock upon the parties’ entry into the agreement, and to pay Greentree $40,000 in cash, payable as follows: (a) $20,000 on or before September 30, 2023; (b) $20,000 on or before March 31, 2024. We also agreed to reimburse Greentree for its reasonable out-of-pocket expenses incurred in connection with Greentree’s activities under the agreement, including the reasonable fees and travel expenses for the meetings on behalf of the Company. The Service Agreement includes customary indemnification obligations requiring the Company to indemnify Greentree and its affiliates with regard to certain matters. The shares were valued at $1.13 per share for a total of $84,750.

Options:

During the year ended December 31, 2022, the Company granted a total of 1,250,000 options to purchase shares of common stock of the Company, under the 2022 Plan, of which 750,000 were granted to Jacob Cohen, the Company’s CEO, and 500,000 were granted to Jonathan Arango, the Company’s President and then COO, related to their respective employment agreement. The options have an exercise price of $1.10 per share, an original life of five years and vest at the annual renewal of their employment over three years.

On May 1, 2023, the Company granted 150,000 options to purchase shares of common stock of the Company, under the 2022 Plan to Amanda Hammer, the Company’s COO, related to her employment agreement. The options have an exercise price of $1.10 per share, an original life of five years and vest at the annual renewal of their employment over three years.

As of September 30, 2023 and December 31, 2022, $197,954 and $82,267 has been recorded as stock-based compensation. Mr. Cohen, Mr. Arango and Ms. Hammer are related parties.

The following table summarizes common stock options activity: The following table summarizes common stock options activity:

	Options	Weighted Average Exercise Price
December 31, 2021	-	$-
Granted	1,250,000	1.10
Exercised	-	-
Expired	-	-
Outstanding, December 31, 2022	1,250,000	$1.10
Exercisable, December 31, 2022	133,333	$1.10

Granted	150,000	$1.10
Exercised	-	-
Expired	-	-
Outstanding, September 30, 2023	1,400,000	$1.10
Exercisable, September 30, 2023	454,167	$1.10

The weighted average exercise prices, remaining lives for options granted, and exercisable as of September 30, 2023 were as follows:

	Outstanding Options		Exercisable Options
Options Exercise Price Per Share	Shares	Life (Years)	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
$1.10	1,400,000	4.53	$1.10	454,167	$1.10

As of September 30, 2023, the fair value of options outstanding was $640,194. The aggregate initial fair value of the options measured on the grant date of August 31, 2022 and May 1, 2023 was calculated using the Black-Scholes option pricing model based on the following assumption:

Fair Value of Common Stock on measurement date	$1.00
Risk free interest rate	3.64% - 3.30%
Volatility	224.70% 92.54%
Dividend Yield	0%
Expected Term	6.0 - 3.5

(1)	The risk-free interest rate was determined by management using the market yield on U.S. Treasury securities with comparable terms as of the measurement date.
(2)	The trading volatility was determined by calculating the volatility of the Company’s peer group.
(3)	The Company does not expect to pay a dividend in the foreseeable future
(4)	The Company, in accordance with staff accounting bulletin (“SAB”)14-D.2, used the simplified method (plain vanilla) to determine the overall expected term

Warrants:

During the year ended December 31, 2022, the Company issued a total of 2,000,000 Warrants to investors and 210,070 Warrants as compensation for services rendered in connection with the Offering. The Warrants have an original life of five years and vested immediately. The Warrants for services were expensed as stock-based compensation at the aggregate fair value in the amount of $151,821. Because the Warrants vested immediately, the fair value was assessed on the grant date. The aggregate fair value of the Warrants were measured using the Black-Scholes option pricing model. The Company and the holder of 210,070 Warrants for services agreed to cancel the Warrants and reversed the entries for stock-based compensation to zero at year ended December 31, 2022.

As additional consideration in connection with the IPO, upon the closing of the IPO, we granted Boustead Securities, LLC, the representative of the underwriters named in the Underwriting Agreement for the IPO, warrants to purchase 87,500 shares of common stock with an exercise price of $5.00 per share, which are exercisable six months after the effective date of the registration statement filed in connection with the IPO (March 20, 2023) and expire five years after such effectiveness date. The fair value of the warrants on the grant date was $31,995.

As of September 30, 2023 and December 31, 2022, the fair value of Warrants outstanding to investors was $581,264 and $1,438,299, respectively. Because the Warrants vested immediately, the fair value was assessed on the grant date.

The following table summarizes common stock warrant activity:

	Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2021	-	$-
Granted	2,210,070	1.00
Exercised	-	-
Expired	-
Cancelled	(210,070)	1.00
Outstanding, December 31, 2022	2,000,000	1.00
Exercisable, December 31, 2022	2,000,000	$1.00

Granted	87,500	5.00
Exercised	(1,024,500)	1.00
Expired	-	-
Cancelled	-	-
Outstanding, September 30, 2023	1,063,000	1.30
Exercisable, September 30, 2023	975,500	$1.00

The weighted average exercise prices, remaining lives for warrants granted, and exercisable as of September 30, 2023, were as follows:

	Outstanding and Vested Warrants
Weighted Average Warrant Exercise Price Per Share	Shares	Life (Years)
$1.00	1,063,000	3.83

As of September 30, 2023, warrants to purchase 1,063,000 shares of common stock are outstanding and vested, and the vested stock warrants have a weighted average remaining life of 3.83 years.

Fair Value of Common Stock on measurement date	$0.37 - $0.72
Risk-free interest rate	From 2.95% to 4.00%
Volatility	From 88.92% to 92.87%
Dividend Yield	0%
Expected Term	5 years

(1)	The risk-free interest rate was determined by management using the market yield on U.S. Treasury securities with comparable terms as of the measurement date.
(2)	The trading volatility was determined by calculating the volatility of the Company’s peer group.
(3)	The Company does not expect to pay a dividend in the foreseeable future.

NOTE 7 – CAPITAL STOCK

Preferred Stock

The Company is authorized to issue up to 10,000,000 shares of “blank check” preferred stock, $0.0001 par value. All preferred stock were undesignated as of December 31, 2022 and December 31, 2021.

Common Stock

The Company is authorized to issue 200,000,000 shares of common stock, par value $0.0001 per share, of which 13,365,000 shares were issued and outstanding at December 31, 2022 and 8,000,000 were issued and outstanding at December 31, 2021.

On April 6, 2022, the Company issued 1,000,000 shares of restricted common stock to the Company’s co-founder and CEO, Jacob D. Cohen, in consideration for services rendered. The shares were valued at $0.10 per share, based on recent third-party sales of shares, for a total of $100,000. Mr. Cohen is a related party.

On April 6, 2022, the Company issued 1,000,000 shares of restricted common stock to the Company’s co-founder, President and COO, Jonathan Arango, in consideration for services rendered to the Company. The shares were valued at $0.10 per share, based on recent third-party sales of shares, for a total of $100,000. Mr. Arango is a related party.

On June 23, 2022, the Company issued 250,000 shares of restricted common stock to The Loev Law Firm, PC in consideration for legal services rendered to the Company. The managing partner of The Loev Law Firm, PC is David M. Loev, who is the brother-in-law of the Company’s CEO, Jacob D. Cohen. The shares were valued at $0.10 per share, based on recent third-party sales of shares, for a total of $25,000. Mr. Loev is a related party.

On August 8, 2022, the Company began a private placement of up to $2,000,000 of units (the “Units”), each consisting of one share of common stock (the “Shares”) and a warrant to purchase one share of common stock (the “Warrants”), at a price of $1.00 per Unit. The Warrants have a five-year term and an exercise price of $1.00 per share, for which cash would need to be remitted to us for exercise in the event that the shares underlying the warrants have been registered, otherwise the Warrants are exercisable on either a cash basis or a cashless basis. The offering of the Units is referred to as the “Offering.” The Units were offered by the Company only to investors that qualify as “accredited investors,” as that term is defined in Rule 501(a) of Regulation D promulgated by the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933, as amended (the “Securities Act”). The price of the Units were determined by the Company and such price did not necessarily bear any relation to the book value or other recognized criteria of value of the Company.

The Offering commenced on August 8, 2022 and the Company sold 2,000,000 Units at $1.00 per Unit to 23 investors in exchange for $2,000,000 in gross proceeds from each investor, and subsequently issued the investors 2,000,000 Shares and 2,000,000 Warrants between August 16, 2022 and December 31, 2022. As of December 31, 2022, the fair value of Warrants outstanding to investors was $1,438,299. Because the Warrants vested immediately, the fair value was assessed on the date of grant.

On September 6, 2022, we entered into a Consulting Agreement with PHX Global, LLC   (“PHX”), which is owned by Peter “Casey” Jensen, who is a member of the Board of Directors of AMIH. Pursuant to the Consulting Agreement, PHX agreed to provide consulting and general business advisory services as reasonably requested by the Company during the term of the agreement, which was for 12 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued PHX 50,000 shares of restricted common stock. The agreement contains customary confidentiality and non-solicitation provisions. The shares were valued at $0.28 per share for a total of $13,921. PHX is a related party.

On September 6, 2022, we entered into a Consulting Agreement with Ezekiel Elliott (“Elliott”), currently a professional football player and the running back for the Dallas Cowboys, to provide consulting and general business advisory services as reasonably requested by the Company during the term of the agreement, which is for 12 months unless otherwise earlier terminated due to breach of the agreement by either party and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued Elliott 100,000 shares of restricted common stock. The agreement contains customary confidentiality and non-solicitation provisions. The shares were valued at $0.28 per share for a total of $27,842.

On September 15, 2022, we entered into a Consulting Agreement with David Sandler, an individual (“Sandler”), to provide consulting and general business advisory services as reasonably requested by the Company during the term of the agreement, which was for six months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued Sandler 10,000 shares of restricted common stock. The agreement contains customary confidentiality and non-solicitation provisions. The shares were valued at $0.28 per share for a total of $2,784.

On September 15, 2022, we entered into a Consulting Agreement with Hsiaoching Chou, an individual (“Chou”), to provide consulting and general business advisory services as reasonably requested by the Company during the term of the agreement, which was for six months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued Chou 5,000 shares of restricted common stock. The agreement contains customary confidentiality and non-solicitation provisions. The shares were valued at $0.28 per share for a total of $1,392.

On September 22, 2022, we entered into a service agreement with Greentree Financial Group, Inc. (“Greentree” and the “Service Agreement”). Pursuant to the Service Agreement, Greentree agreed to perform the following services: (a) bookkeeping services for the Company for the period from October 1, 2022 through June 30, 2023; (b) advice and assistance to the Company in connection with the conversion of its financial reporting systems, including its projected financial statements, to a format that is consistent with US GAAP; (c) assistance to the Company with compliance filings for the quarters ended September 30, 2022, March 31, 2023, June 30, 2023 and the year ended December 31, 2022, including the structure and entries as well as assistance with US GAAP footnotes; (d) reviewing, and providing advice to the Company on, all documents and accounting systems relating to its finances and transactions, with the purpose of bringing such documents and systems into compliance with US GAAP or disclosures required by the SEC; and (e) providing necessary consulting services and support as a liaison for the Company to third party service providers, including coordination amongst the Company and its attorneys, CPAs and transfer agent. Since February 2015, Mr. Eugene (Gene) M. Johnston, our Chief Financial Officer (who was appointed October 1, 2022) has served as Audit Manager for Greentree.

The Company agreed to issue Greentree 100,000 shares of the Company’s restricted common stock upon the parties’ entry into the agreement, and to pay Greentree $50,000 in cash, payable as follows: (a) $12,500 on or before September 30, 2022; (b) $12,500 on or before December 31, 2022; (c) $12,500 or before March 31, 2023; and (d) $12,500 on or before June 30, 2023. We also agreed to include the 100,000 shares of common stock issued to Greentree in the Resale Prospectus, which shares of common stock are included therein, and to reimburse Greentree for its reasonable out-of-pocket expenses incurred in connection with Greentree’s activities under the agreement, including the reasonable fees and travel expenses for the meetings on behalf of the Company. The Service Agreement includes customary indemnification obligations requiring the Company to indemnify Greentree and its affiliates with regard to certain matters. The shares were valued at $0.28 per share for a total of $27,842.

On October 1, 2022, the Company executed a Summary of Terms and Conditions (“Offer Letter”) with Gene Johnston (“Johnston”) appointing Johnston to serve as the Company’s Chief Financial Officer on a full-time basis for a term of 12 months. Pursuant to the Offer Letter, the Company issued Johnston 150,000 shares of the Company’s restricted stock and vest over a 6-month period at the rate of 25,000 shares per month with the first 25,000 shares vesting on November 1st, 2022. Johnston is eligible to participate in any of the Company’s future sponsored benefit plans, including but not limited to, health insurance benefits, 401k, stock option or restricted stock grants, and other fringe benefits, once established, and no earlier than the first of the month following 105 days of Johnston’s start date. Johnston is also eligible to receive equity incentive grants or cash bonus awards as determined by the Company’s Board (or a committee of the Board) in their sole discretion. The shares were valued at $0.28 per share for a total of $41,763. Mr. Johnston is a related party.

On October 13, 2022, the Company approved the appointments of each of Alex Hamilton (“Hamilton”), Dr. Kenny Myers (“Myers”) and Lorraine D’Alessio (“Alessio) to serve as independent members of the Board of Directors and entered into Director Offer Letter agreements with Hamilton, Myers and D’Alessio compensating each of them with 75,000 shares of restricted common stock (for a total of 225,000 shares) (the “Director Shares”). The Director Shares were issued under the Company’s 2022 Equity Incentive Plan (the “Plan”), with the following vesting schedule: 1/3 of the Director Shares vested on October 14, 2022, and the remaining Director Shares will vest annually in one-third increments commencing on the first anniversary date thereof. The shares were valued at $0.28 per share for a total of $20,881. These individuals are related parties.

On October 14, 2022, the Company issued its Project Manager, Joan Arango, 25,000 shares of restricted common stock under the Plan. The shares were issued to Ms. Arango as a bonus for services rendered to date. Ms. Arango is the sister of the Company’s President and Chief Operating Officer, Jonathan Arango. The shares were valued at $0.28 per share for a total of $7,204. Ms. Arango is a related party.

On November 1, 2022, we entered into a Consulting Agreement with White Unicorn, LLC (“White Unicorn”), to provide business advisory services related to product packaging, strategic marketing, branding, advertising and future product development as reasonably requested by the Company during the term of the agreement, which is for 12 months unless otherwise earlier terminated due to breach of the agreement by either party and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued White Unicorn 100,000 shares of restricted common stock. The agreement contains customary confidentiality and non-solicitation provisions. The shares were valued at $0.28 per share for a total of $28,816.

On December 9, 2022, we entered into a Consulting Agreement with Global Career Networks, Inc. (“Global”) to provide marketing services as reasonably requested by the Company during the term of the agreement, which is for six months unless otherwise earlier terminated due to breach of the agreement by either party and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued Global 100,000 shares of restricted common stock. The agreement contains customary confidentiality and non-solicitation provisions. The shares were valued at $0.28 per share for a total of $28,816.

On December 21, 2022, we entered into a Consulting Agreement with Chartered Services, LLC (“Chartered Services”), to provide strategic marketing services for advertising and consulting, product distribution, digital marketing and identifying creative and constructive brand awareness to the Company during the term of the agreement, which is for six months unless otherwise earlier terminated due to breach of the agreement by either party and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company agreed to pay Chartered Services $150,000 in cash (with $75,000 payable upon entry into the agreement and $75,000 payable on January 31, 2023) and issued Chartered Services 250,000 shares of restricted common stock. The agreement contains customary confidentiality and non-solicitation provisions. The shares were valued at $0.28 per share for a total of $72,039.

Options:

During the year ended December 31, 2022, the Company granted options to purchase a total of 1,250,000 shares of common stock, of which 750,000 were granted to Jacob Cohen, the Company’s CEO, and 500,000 were granted to Jonathan Arango, the Company’s President and COO, as Bonus Equity Shares related to their respective employment agreement. The options have an exercise price of $1.10 per share, an original life of five years and vest at the annual renewal of their employment over three years. As of December 31, 2022, $82,267 has been recorded as stock-based compensation. Both Mr. Cohen and Arango are related parties.

The following table summarizes common stock options activity:

	Options	Weighted Average Exercise Price
December 31, 2021	-	$-
Granted	1,250,000	1.10
Exercised	—	—
Expired	—	—
Outstanding, December 31, 2022	1,250,000	$1.10
Exercisable, December 31, 2022	133,333	$1.10

The weighted average exercise prices, remaining lives for options granted, and exercisable as of December 31, 2022 were as follows:

	Outstanding Options			Exercisable Options
Options Exercise Price Per Share	Shares	Life (Years)	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
$1.10	1,250,000	4.67	$1.10	133,333	$1.10

As of December 31, 2022, the fair value of options outstanding was $688,984. The aggregate initial fair value of the options measured on the grant date of August 31, 2022 was calculated using the Black-Scholes option   pricing model based on the following assumption:

Fair Value of Common Stock on measurement date	$1.00
Risk free interest rate	3.30%
Volatility	92.54%
Dividend Yield	0%
Expected Term	3.5

(1)	The risk-free interest rate was determined by management using the market yield on U.S. Treasury securities with comparable terms as of the measurement date.
(2)	The trading volatility was determined by calculating the volatility of the Company’s peer group.
(3)	The Company does not expect to pay a dividend in the foreseeable future.
(4)	The Company, in accordance with Staff Accounting Bulletin (SAB) 14-D.2, used the simplified method (plain vanilla) to determine the overall expected term.

Warrants:

During the year ended December 31, 2022, the Company issued a total of 2,000,000 Warrants to investors and 210,070 Warrants as compensation for services rendered in connection with the Offering. The Warrants have an original life of five years and vest immediately. The Warrants for services were expensed as stock-based compensation at the aggregate fair value in the amount of $151,821. Because the Warrants vest immediately the fair value was assessed on the grant date. The aggregate fair value of the Warrants were measured using the Black-Scholes option pricing model. The Company and the holder of 210,070 Warrants for services agreed to cancel the Warrants and reversed the entries for stock based compensation to zero at year ended December 31, 2022.

As of December 31, 2022, the fair value of Warrants outstanding to investors was $1,438,299. Because the Warrants vested immediately their fair value was assessed on the grant date.

The following table summarizes common stock warrants activity:

	Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2021	-	$-
Granted	2,210,070	1.00
Exercised	—	—
Expired	-
Cancelled	(210,070)	1.00
Outstanding, December 31, 2022	2,000,000	1.00
Exercisable, December 31, 2022	2,000,000	$1.00

The weighted average exercise prices, remaining lives for warrants granted, and exercisable as of December 31, 2022, were as follows:

Warrants Exercise	Outstanding and Exercisable Warrants
Price Per Share	Shares	Life (Years)
$1.00	2,000,000	4.74

As of December 31, 2022, 2,000,000 Warrants are outstanding and vested, and the vested stock Warrants have a weighted average remining life of 4.74 years.

Fair Value of Common Stock on measurement date	$0.62 - $0.72
Risk free interest rate	From 2.95% to 4.00%
Volatility	From 88.92% to 92.87%
Dividend Yield	0%
Expected Term	5 years

(1)	The risk-free interest rate was determined by management using the market yield on U.S. Treasury securities with comparable terms as of the measurement date.
(2)	The trading volatility was determined by calculating the volatility of the Company’s peer group.
(3)	The Company does not expect to pay a dividend in the foreseeable future.